STOCKHOLDERS' EQUITY	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 7. STOCKHOLDERS’ EQUITY
Preferred Stock —
The Company was authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding. Effective with the Business Combination, the Company is authorized to issue 100,000,000 of Preferred Stock with a par value of $0.0001.
Class
 A Common Stock —
The Company was authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 4,235,865 and 3,528,100 shares of Class A common stock issued and outstanding, respectively, excluding 18,764,135 and 19,471,900 shares of Class A common stock subject to possible redemption. Effective with the Business Combination, the Company is authorized to issue 1,000,000,000 of Class A Common Stock with a par value of $0.0001.
Class
 B Common Stock —
The Company was authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. At June 30, 2021 and December 31, 2020, there were 5,750,000 shares of Class B common stock issued and outstanding. Holders of Class B common stock are entitled to one vote for each share. Prior to the Business Combination, only holders of shares of Class B common stock have the right to vote on the election of directors. The shares of Class B common stock automatically converted into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis. Following the Business Combination, the Company is not authorized to issue shares of Class B common stock.
As of June 30, 2021, holders of Class A common stock and Class B common stock voted together as a single class on all matters submitted to a vote of stockholders except as required by law.

NOTE 8. STOCKHOLDERS’ EQUITY
Preferred Stock
— The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
— The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there were 3,528,100 shares of Class A common stock issued and outstanding, excluding 19,471,900 shares of Class A common stock subject to possible redemption.
Class
 B Common Stock
— The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. At December 31, 2020, there were 5,750,000 shares of Class B common stock issued and outstanding. Holders of Class B common stock are entitled to one vote for each share. Prior to the Business Combination, only holders of shares of Class B common stock have the right to vote on the election of directors.
Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).